General	12 Months Ended
Dec. 31, 2023
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

a.	Valens Semiconductor Ltd. (hereafter “Valens”, and together with its wholly owned subsidiaries, the “Company”), was incorporated in Israel in 2006.

Valens is a leading provider of semiconductor products (chips), operates in the Audio-Video and Automotive industries, renowned for its Physical Layer (PHY) technologies, enabling resilient high-speed connectivity over simple, low-cost infrastructure. Valens is the inventor of the HDBaseT Technology, which enables the converged delivery of ultra-high-definition digital video and audio, Ethernet, control signals, USB and power through a single cable. In the audio-video space, Valens’ HDBaseT technology enables plug-and-play digital connectivity between ultra-HD video sources and remote displays. In the automotive domain, Valens’ product offering includes both symmetric and asymmetric connectivity solutions for high bandwidth transmission of native interfaces over a single low-cost wires and connectors. Valens’ advanced PHY technologies for the auto industry provides the safety and resilience required to handle the noisy automotive environment, addressing the needs of Advanced driver-assistance systems (ADAS), Automotive Data Solutions (ADS), infotainment, telematics and backbone connectivity.

b.	As of December 31, 2023, and 2022, the Company has wholly owned subsidiaries in the United States, Japan, China, and Germany primarily for the marketing of and support for the Company’s products.

In March 2010, the Company incorporated, together with Samsung Electronics, LG Electronics and Sony Pictures Technologies Inc., the HDBaseT Licensing LLC (the “LLC’) in Oregon, USA. The Company holds 25% of interest in the LLC. The LLC’s purposes are (i) to hold, obtain, license and/or acquire rights to certain intellectual property associated with or connected to or related to technical specifications developed by the HDBaseT Alliance, an Oregon nonprofit mutual benefit corporation (hereafter the “Alliance”), to enter into licensing arrangements for such intellectual property as required by the intellectual property rights policy of the Alliance; and (ii) to engage in any other lawful act or activity for which limited liability companies may be formed under the Act, and to do all things incidental to such purposes.

c.	On September 29, 2021 (the “Closing Date”), the Company consummated a merger transaction (referred to as the “Merger Agreement Closing”) pursuant to a merger agreement, dated May 25, 2021 (the “Merger Agreement”), by and among the Company, PTK Acquisition Corp., a Delaware corporation whose common stock and warrants were then traded on the New York Stock Exchange (“PTK” or “SPAC”) and Valens Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”).

As a result of the Merger Agreement Closing, and upon consummation of other transactions contemplated by the Merger Agreement Closing (the “Transactions”), PTK became a wholly owned subsidiary of the Company, and (a) each of the PTK Warrants (total of 18,160,000 warrants (composed of 11,500,000 Public Warrants (“Public Warrants”) and 6,660,000 Private Warrants as both further disclosed in Note 9(b) below) convertible into 9,080,000 PTK common stock), automatically became a Company Warrant and all rights with respect to the PTK common stock underlying the PTK Warrants were automatically converted into rights with respect to Company Ordinary Shares and thereupon assumed by the Company, and (b) each PTK common stock issued and outstanding immediately prior to the Merger Agreement Closing was converted automatically into one Company Ordinary Share (for total of 5,867,763 Ordinary Shares including the Ordinary Shares subject to forfeiture). The total proceeds received by the Company as part of the above Transactions totaled to $29.9 million.

In connection therewith, the Company issued to the PTK’s sponsor: (a) 2,875,000 Ordinary Shares; and (b) 6,660,000 warrants, each of which entitles the holder thereof to purchase one half (1/2) of a Company Ordinary Share (the “Private Warrants”, refer also to Note 9(b) below) ((a) and (b) together, the “Sponsor Equity”). The Sponsor Equity is subject to certain terms and conditions, as set forth in the Merger Agreement. 35% of the Valens Ordinary Shares that the PTK sponsor received in respect of its PTK common stock (i.e., 1,006,250 Ordinary Shares), are subject to forfeiture if certain price targets for the Valens Ordinary Shares are not achieved within a certain period of time after the Closing Date or if an M&A Transaction (as defined in the Merger Agreement), does not occur at a certain minimum price (the “Forfeiture Shares”). Such Forfeiture Shares are classified as a liability and presented at fair value, although they are considered outstanding shares and are entitled to voting rights and distributions. Please refer in addition to Note 2(x).

Concurrently with the execution of the Merger Agreement, Valens and certain accredited investors, entered into a series of subscription agreements, providing for the purchase by the PIPE (Private Investment in Public Equity) Investors at the Closing Date of an aggregate of 12,500,000 Valens Ordinary Shares at a price per share of $10.00, for gross proceeds to Valens of $125.0 million (collectively, the “PIPE Financing”).

Pursuant to the Merger Agreement Closing, and immediately prior to the consummation of the Merger and the PIPE Financing, the Company effected a recapitalization transaction whereby (i) all of the Company Preferred Shares were converted on a one-to-one basis into the Company Ordinary Shares, (ii) each Company Ordinary Share that was issued and outstanding immediately prior to the Closing Date, was reverse split into a number of the Company Ordinary Shares, such that each Company Ordinary Share had an implied value of $10.00 per share at the Closing Date, after giving effect to a stock reverse split ratio of 0.662531-to-one Ordinary Share (the “Reverse Stock Split”), ((i) and (ii) collectively the “Recapitalization”), (iii) the Company adopted amended and restated articles of association and (iv) any outstanding stock options of the Company issued and outstanding immediately prior to the Closing Date were adjusted to give effect to the foregoing transactions and remained outstanding and their exercise prices were adjusted accordingly. In addition, the Company eliminated the par value of its Ordinary Shares.

As a result, all Ordinary Shares, options exercisable for Ordinary Shares, exercise prices and income (loss) per share amounts have been adjusted on a retroactive basis, for all periods presented in these consolidated financial statements, to reflect such Reverse Stock Split. The number of Preferred Shares has not been retrospectively adjusted in these consolidated financial statements since the conversion to Ordinary Shares occurred simultaneously with the Reverse Stock Split. The conversion of the Redeemable Convertible Preferred Shares was reflected on the Closing Date. The total number of Preferred Shares converted into Ordinary Shares on September 29, 2021, was 67,242,640 after giving effect of the Reverse Stock Split.

The net proceeds received by the Company as part of the Merger Agreement Closing and the PIPE Financing totaled to $131.6 million; underwriting fees and issuance costs (which consist of certain legal, accounting and other costs) amounted to $23.4 million, out of which an amount of $20.8 million was recorded as a reduction to Shareholders’ Equity, and an amount of $2.6 million was recorded within Statements of Operations ($2.1 million in the General and administrative expenses and $0.5 million was recorded in the Financial income, net).

In addition, and as part of the Merger Agreement Closing and the PIPE Financing, i) the Company booked within the General and Administrative expenses an amount of approximately $3.4 million, due to options vesting acceleration resulted from the Merger Agreement Closing (refer also to note 10); and ii) the Company recorded the Forfeiture Shares liability of $4.5 million against the Additional Paid In Capital (refer also to note 2(x)).

d.	The Company continues to monitor the implications of the COVID-19 pandemic and macroeconomic environment on its operations and on its supply chain, and may modify its business practices and policies from time to time. The ability to quantify the impact of the pandemic on the Company’s business remains limited and its effects on the business are unlikely to be fully realized, or reflected in the Company’s financial results, until future periods.

e.	On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Hamas also launched extensive rocket attacks on Israel’s civilian population and industrial centers along Israel’s border with the Gaza Strip and in the Central District of Israel. Following the attack, Israel’s security cabinet declared war against Hamas and a military campaign against the organization as Hamas has continued its rocket and terror attacks in parallel. In addition, Hezbollah has attacked military and civilian targets in northern Israel, to which Israel has responded. How long and how severe the current conflict in Gaza becomes is unknown at this time and any continued clash among Israel, Hamas or Hezbollah or other countries in the region may escalate in the future into a greater regional conflict. To date the Company’s operations and financial results have not been materially affected.